Significant Accounting Policies - Income Taxes (Details) - Deerfield Healthcare Technology Acquisitions Corp - USD ($)	3 Months Ended	8 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Deferred tax asset	$ 334,000	$ 0
Unrecognized tax benefits	0	0
Amounts accrued for the payment of interest and penalties	0	0
Income tax expense	$ 0	$ 0
Effective tax rate	0.00%	0.00%